Shareholders' Equity (Details) - Schedule of share capital - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of share capital [Abstract]
Number of shares authorized	60,000,000	30,000,000
Number of shares Issued and paid	10,943,534	5,582,922